Provisions - Summary of Movements in Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 4,198
Settled during the year	(150)
Change in discount rate	(397)
Change in amount and timing of cash flows	414
Accretion	182
Change from the NSC/POSCO transaction	127
Sale of steelmaking coal business	(1,856)
Other	(4)
Changes in foreign exchange rates	112
Provisions, ending balance	2,626
Less current portion of provisions	(187)	$ (347)
Non-current provisions	2,439
Decommissioning and Restoration Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	3,907
Settled during the year	(123)
Change in discount rate	(397)
Change in amount and timing of cash flows	374
Accretion	177
Change from the NSC/POSCO transaction	127
Sale of steelmaking coal business	(1,828)
Other	(4)
Changes in foreign exchange rates	95
Provisions, ending balance	2,328
Less current portion of provisions	(149)
Non-current provisions	2,179
Other Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	291
Settled during the year	(27)
Change in discount rate	0
Change in amount and timing of cash flows	40
Accretion	5
Change from the NSC/POSCO transaction	0
Sale of steelmaking coal business	(28)
Other	0
Changes in foreign exchange rates	17
Provisions, ending balance	298
Less current portion of provisions	(38)
Non-current provisions	$ 260